Note 3 - Going Concern (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note 3 - Going Concern (Details) [Line Items]
Long-term Debt, Current Maturities		$ 150,395
Derivative Liability, Current	1,135	5,811
Other Current Liabilities [Member]
Note 3 - Going Concern (Details) [Line Items]
Long-term Debt, Current Maturities		172,619
Derivative Liability, Current		$ 5,811